Basis of preparation	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation
2.
Basis of preparation
a)
Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were authorized for issue by the Board of Directors on February 17, 2026.

b)
Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statements of financial position:

•
investment in equity securities and contingent considerations are measured at fair value;
•
the defined benefit pension plan liability is recognized as the net total of the present value of the defined benefit obligation less the fair value of the plan assets; and
•
assets and liabilities acquired in business combinations are measured at fair value at acquisition date.
c)
Functional and presentation currency

The Company’s consolidated financial statements are presented in U.S. dollars (“U.S. dollars” or “USD”). All information in these consolidated financial statements is presented in USD unless otherwise specified.

The Company’s functional currency is the Canadian dollar (“CAD” or “CDN$”). Translation gains and losses from the application of the U.S. dollar as the presentation currency while the Canadian dollar is the functional currency are included as part of the accumulated foreign currency translation differences and net investment hedge.

All financial information presented in U.S. dollars has been rounded to the nearest thousand.

d)
Use of estimates and judgments

The preparation of the accompanying financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions about future events. These estimates and the underlying assumptions affect the reported amounts of assets and liabilities, the disclosures about contingent assets and liabilities, and the reported amounts of revenues and expenses. Such estimates include the valuation of goodwill and intangible assets, the measurement of identified assets and liabilities acquired in business combinations, contingent consideration, income tax provisions, defined benefit obligation and the self-insurance and other provisions and contingencies. These estimates and assumptions are based on management’s best estimates and judgments.

Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. Actual results could differ from these estimates. Changes in those estimates and assumptions resulting from changes in the economic environment will be reflected in the financial statements of future periods.

Information about critical judgments, assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

Note 5 – Establishing the fair value of intangible assets and land and buildings related to material business combinations;

Note 15 – Determining estimates and assumptions related to the evaluation of the defined benefit obligation; and

Note 16 – Determining estimates and assumptions related to the evaluation of provisions for self-insurance and litigations.